PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROJECT ASSETS
Project assets - Acquisition cost	$ 38,298	$ 2,220
Project assets - EPC and other cost	1,461,995	111,911
Total project assets	1,500,293	114,131
Current portion	1,317,902	111,317
Non-current portion	182,391	2,814
Impairment charges and write-off	$ 2,952	$ 0	$ 2,311